Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

December 31, 2017

Dates Covered
Collections Period	12/01/17 - 12/31/17
Interest Accrual Period	12/15/17 - 01/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/17	567,614,550.36	31,166
Yield Supplement Overcollateralization Amount 11/30/17	24,040,121.26	0
Receivables Balance 11/30/17	591,654,671.62	31,166
Principal Payments	19,088,568.99	551
Defaulted Receivables	2,240,800.64	113
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/17	22,885,510.63	0
Pool Balance at 12/31/17	547,439,791.36	30,502

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.45%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	14,049,313.65	700
Past Due 61-90 days	3,554,833.22	189
Past Due 91-120 days	887,648.09	49
Past Due 121+ days	0.00	0
Total	18,491,794.96	938

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	894,389.62
Aggregate Net Losses/(Gains) - December 2017	1,346,411.02
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.73%
Prior Net Losses Ratio	1.20%
Second Prior Net Losses Ratio	2.00%
Third Prior Net Losses Ratio	2.42%
Four Month Average	2.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.50%

Overcollateralization Target Amount	24,634,790.61
Actual Overcollateralization	24,634,790.61
Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	6.03%
Weighted Average Remaining Term	51.41

Flow of Funds	$ Amount

Collections	21,919,934.62
Investment Earnings on Cash Accounts	27,531.97
Servicing Fee	(493,045.56)
Transfer to Collection Account	0.00
Available Funds	21,454,421.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	550,958.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,266,894.84
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,599,069.70
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	21,454,421.03

Servicing Fee	493,045.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 12/15/17	542,071,895.59
Principal Paid	19,266,894.84
Note Balance @ 01/16/18	522,805,000.75

Class A-1
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2
Note Balance @ 12/15/17	116,581,895.59
Principal Paid	19,266,894.84
Note Balance @ 01/16/18	97,315,000.75
Note Factor @ 01/16/18	30.0354941%

Class A-3
Note Balance @ 12/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	324,000,000.00
Note Factor @ 01/16/18	100.0000000%

Class A-4
Note Balance @ 12/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	75,480,000.00
Note Factor @ 01/16/18	100.0000000%

Class B
Note Balance @ 12/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	26,010,000.00
Note Factor @ 01/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	588,456.49
Total Principal Paid	19,266,894.84
Total Paid	19,855,351.33

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	106,866.74
Principal Paid	19,266,894.84
Total Paid to A-2 Holders	19,373,761.58

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6250268
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4642586
Total Distribution Amount	21.0892854

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3298356
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	59.4657248
Total A-2 Distribution Amount	59.7955604

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/17	11,392,289.06
Investment Earnings	9,281.50
Investment Earnings Paid	(9,281.50)
Deposit/(Withdrawal)	1,599,069.70
Balance as of 01/16/18	12,991,358.76
Change	1,599,069.70

Total Reserve Amount	12,991,358.76